Asset Disposal (Details) - Summary of Activities Related to Asset Purchased and Disposal During the Period - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition [Abstract]
Acquisition of High Attendance assets	$ 149,666	$ 449,000
Amortization of High Attendance assets		56,125
Impairment of High Attendance assets	(243,209)
High Attendance assets	$ 0	$ 392,875